Cover Page	Jun. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	SWEETGREEN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41069
Entity Tax Identification Number	27-1159215
Entity Address, Address Line One	3101 W. Exposition Blvd.
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90018
City Area Code	323
Local Phone Number	990-7040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	SG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001477815
Amendment Flag	false